Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 679	$ 1,400
Gold bullion	2,695,659	2,827,417
Silver bullion	1,398,098	1,594,588
Total assets	4,094,436	4,423,405
Liabilities
Accounts payable	62	125
Total liabilities	62	125
Equity
Unitholders’ capital	3,183,333	3,191,809
Unit premiums and reserves	91	80
Retained earnings (deficit)	914,188	1,234,584
Underwriting commissions and issue expenses	(3,238)	(3,193)
Total equity (note 7)	4,094,374	4,423,280
Total liabilities and equity	$ 4,094,436	$ 4,423,405
Total equity per Unit	$ 18.55	$ 19.95